Taxes on Income (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The Company is still in its development stage and has not yet generated revenues, therefore, it is more likely than not that sufficient taxable income will not be available for the tax losses to be utilized in the future. Therefore, a valuation allowance was recorded to reduce the deferred tax assets to its recoverable amounts.

	As of June 30,
	2018	2017
Net operating loss carry-forward	$491,965	$485,830

Total deferred tax assets	$103,313	$111,740
Valuation allowance	(103,313)	(111,740)
Net deferred tax assets	$-	$-

B.	The Company is still in its development stage and has not yet generated revenues, therefore, it is more likely than not that sufficient taxable income will not be available for the tax losses to be utilized in the future. Therefore, a valuation allowance was recorded to reduce the deferred tax assets to its recoverable amounts.

	As of December 31,
	2017	2016

Net operating loss carry-forward	$488,603	$481,052

Total deferred tax assets	117,265	120,263
Valuation allowance	(117,265)	(120,263)
Net deferred tax assets	$-	$-

Schedule of Statutory Corporate Tax Rate and Effective Income Tax Rate

The following is a reconciliation of the taxes on income assuming that all income is taxed at the ordinary statutory corporate tax rate in Israel and the effective income tax rate:

	As of June 30,
	2018	2017
Net loss as reported in the statements of operations	$3,362	$4,815
Statutory tax rate	23%	24%
Income Tax under statutory tax rate	773	1,156
Change in valuation allowance	(773)	(1,156)
Actual income tax	$-	$-

The following is a reconciliation of the taxes on income assuming that all income is taxed at the ordinary statutory corporate tax rate in Israel and the effective income tax rate:

	As of December 31,
	2017	2016
	(in thousands)
Net loss as reported in the statements of operations	$7,589	$9,663
Statutory tax rate	24%	25%
Income Tax under statutory tax rate	1,821	2,416
Change in valuation allowance	(1,821)	(2,416)
Actual income tax	$-	$-